Condensed Consolidated Interim Statements of Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Common Stock [Member]	Common Stock [Member] Successors [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Successors [Member]	AOCI Attributable to Parent [Member]	AOCI Attributable to Parent [Member] Successors [Member]	Retained Earnings [Member]	Retained Earnings [Member] Successors [Member]	Total Company Stockholders Equity [Member]	Total Company Stockholders Equity [Member] Successors [Member]	Noncontrolling Interest [Member]	Noncontrolling Interest [Member] Successors [Member]	Total	Successors [Member]
Beginning balance, value at Dec. 31, 2018		$ 801,545		$ 1,034		$ 48		$ 28,297		$ 830,924		$ 67		$ 830,991
Balance at beginning, shares at Dec. 31, 2018		85,562,769
Share-based compensation expense				2,113						2,113				2,113
Other				4		(19)				(15)				(15)
Other, shares		33,796											33,796
Acquisition of non-controlling interest during the period				67						67		(67)
NPS equity earn-out				10,480						10,480				10,480
NPS equity earn-out, shares		1,300,214
Net income								24,530		24,530			$ 24,530	24,530
Ending balance, value at Jun. 30, 2019		$ 801,545		13,698		29		52,827		868,099				868,099
Balance at end, shares at Jun. 30, 2019		86,896,779
Beginning balance, value at Mar. 31, 2019		$ 801,545		12,322		48		41,472		855,387				855,387
Balance at beginning, shares at Mar. 31, 2019		86,896,779
Share-based compensation expense				1,373						1,373				1,373
Other				3		(19)		(1)		(17)				(17)
Other, shares
Net income								11,356		11,356			11,356	11,356
Ending balance, value at Jun. 30, 2019		$ 801,545		$ 13,698		$ 29		$ 52,827		$ 868,099				$ 868,099
Balance at end, shares at Jun. 30, 2019		86,896,779
Beginning balance, value at Dec. 31, 2019	$ 801,545		$ 17,237		$ 29		$ 67,661		$ 886,472				886,472
Balance at beginning, shares at Dec. 31, 2019	87,187,289
Share-based compensation expense			3,760						3,760				3,760
Vesting of restricted share units
Vesting of restricted share units, shares	307,932
Other			2		35				37		59		96
Other, shares
Net income							21,903		21,903				21,903
Ending balance, value at Jun. 30, 2020	$ 801,545		20,999		64		89,564		912,172		59		912,231
Balance at end, shares at Jun. 30, 2020	87,495,221
Beginning balance, value at Mar. 31, 2020	$ 801,545		18,872		58		79,028		899,503				899,503
Balance at beginning, shares at Mar. 31, 2020	87,495,221
Share-based compensation expense			2,125						2,125				2,125
Vesting of restricted share units
Vesting of restricted share units, shares
Other			2		6				8		59		67
Other, shares
NPS equity earn-out, shares
Net income							10,536		10,536				10,536
Ending balance, value at Jun. 30, 2020	$ 801,545		$ 20,999		$ 64		$ 89,564		$ 912,172		$ 59		$ 912,231
Balance at end, shares at Jun. 30, 2020	87,495,221